Restructuring Expenses - Schedule of Restructuring Activities and Related Reserves (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Reserve
Beginning Provision		$ 8,717	$ 16,675	$ 0
Charges	$ 7,218	15,620	6,492	19,758
Cost charged against liabilities (assets)		(1,180)	(267)	(1,980)
Cash paid		(14,468)	(15,618)	0
Foreign currency translation adjustment		(32)	1,435	(1,103)
Ending Provision		8,658	8,717	16,675
Personnel expenses
Restructuring Reserve
Beginning Provision		646	6,453	0
Charges	$ 4,363	7,586	2,975	6,864
Cost charged against liabilities (assets)		(324)	0	0
Cash paid		(5,825)	(9,295)	0
Foreign currency translation adjustment		252	513	(411)
Ending Provision		2,334	646	6,453
Demolition and Removal costs
Restructuring Reserve
Beginning Provision		2,824	4,880	0
Charges		1,978	1,440	5,191
Cost charged against liabilities (assets)		(14)	(153)	0
Cash paid		(2,182)	(3,849)	0
Foreign currency translation adjustment		(64)	505	(311)
Ending Provision		2,541	2,824	4,880
Ground remediation costs
Restructuring Reserve
Beginning Provision		4,317	3,795	0
Charges		2,919	0	4,036
Cost charged against liabilities (assets)		(833)	0	0
Cash paid		(3,259)	0	0
Foreign currency translation adjustment		(206)	522	(241)
Ending Provision		2,939	4,317	3,795
Other
Restructuring Reserve
Beginning Provision		930	1,547	0
Charges		3,137	2,076	3,667
Cost charged against liabilities (assets)		(8)	(114)	(1,980)
Cash paid		(3,202)	(2,474)	0
Foreign currency translation adjustment		(13)	(105)	(140)
Ending Provision		$ 844	$ 930	$ 1,547